EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	3.40%	4.90%	5.80%
Carrying value	$ 845.2	$ 854.7	$ 754.8
Hereof non-current	742.6	756.0	659.4
Hereof current	102.6	$ 98.7	$ 95.4
TFA Facility 1
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 299.0
Floating interest rate | DSF Facility 1
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	-	2021	2021
Weighted average effective interest rate		4.70%	5.60%
Carrying value		$ 50.0	$ 64.1
Floating interest rate | TFA Facility 1
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	-	2021	2021
Weighted average effective interest rate		5.10%	6.00%
Carrying value		$ 237.3	$ 331.3
Floating interest rate | DSF Facility 2
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	-	2021	2021
Weighted average effective interest rate		4.70%	5.60%
Carrying value		$ 48.2	$ 52.4
Floating interest rate | DSF Facility 3
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	-	2022	2022
Weighted average effective interest rate		4.70%	5.60%
Carrying value		$ 21.8	$ 24.3
Floating interest rate | TFA Facility 2
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	-	2022	2022
Weighted average effective interest rate	0.00%	5.10%	5.40%
Carrying value	$ 0.0	$ 75.2	$ 103.7
Floating interest rate | ING
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	-	2024	2024
Weighted average effective interest rate	0.00%	4.10%	4.60%
Carrying value	$ 0.0	$ 35.5	$ 42.0
Floating interest rate | ABN AMRO
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	-	2024	-
Weighted average effective interest rate		4.20%
Carrying value		$ 21.1
Floating interest rate | DSF Facility 4
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	-	2026	-
Weighted average effective interest rate		4.40%
Carrying value		$ 86.5
Floating interest rate | CEXIM
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2030	2030	2030
Weighted average effective interest rate	3.20%	4.40%	5.30%
Carrying value	$ 96.4	$ 104.0	$ 111.7
Floating interest rate | Tem Facility
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2026	-	-
Weighted average effective interest rate	3.00%
Carrying value	$ 299.1
Floating interest rate | DSF Facility
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2027	-	-
Weighted average effective interest rate	2.90%
Carrying value	$ 150.3
Floating interest rate | HCOB Facility
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2025	-	-
Weighted average effective interest rate	4.30%
Carrying value	$ 81.2
Floating interest rate | HCOB Facility 2
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2025	-	-
Weighted average effective interest rate	3.90%
Carrying value	$ 33.3
Floating interest rate | KFW Facility
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2032	-	-
Weighted average effective interest rate	3.30%
Carrying value	$ 22.0
Floating interest rate | KFW Facility 2
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2032	-	-
Weighted average effective interest rate	3.30%
Carrying value	$ 22.0
Floating interest rate | Bocomm
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2025	2025	-
Weighted average effective interest rate	4.10%	5.50%
Carrying value	$ 57.8	$ 63.9
Floating interest rate | Eifuku
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2026	2026	-
Weighted average effective interest rate	3.90%	5.30%
Carrying value	$ 24.1	$ 25.7
Floating interest rate | Showa
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2024	2024	-
Weighted average effective interest rate	3.30%	5.10%
Carrying value	$ 23.0	$ 25.2
Fixed interest rate | Springliner
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Fixed
Maturity	2026	2026	2022
Weighted average effective interest rate	4.80%	5.50%	8.90%
Carrying value	$ 36.0	$ 60.3	$ 25.3